Exhibit 99.4

Monthly Noteholder's Statement

Synchrony Credit Card Master Note Trust

Series 2015-2

Class A 1.6000% Notes

Class B 1.8400% Notes

Class C 1.9900% Notes

Class D 2.3900% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between Synchrony Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2015-2 Indenture Supplement (the "Indenture Supplement"), dated as of May 12, 2015, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2015-2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of April 16, 2018, and with respect to the performance of the Trust during the Monthly Period ended March 31, 2018 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	03/30/2018
Monthly Period Beginning:	03/01/2018
Monthly Period Ending:	03/31/2018
Previous Payment Date:	03/15/2018
Payment Date:	04/16/2018
Interest Period Beginning:	03/15/2018
Interest Period Ending:	04/15/2018
Days in Interest Period:	32
Days in Monthly Period:	31
Loss Cycles in Period:	25
Is there a Reset Date?	Yes
Reset Date #1:	03/20/2018

I. Trust Receivables Information

a.	Number of Accounts Beginning*	14,087,206
b.	Number of Accounts Ending*	13,915,532
c.	Average Account Balance (q / b)	781.59

d.	BOP Principal Receivables	11,032,464,805.06
e.	BOP Finance Charge Receivables	421,142,726.22
f.	BOP Total Receivables	11,453,607,531.28

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,421,517,937.63
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	224,736,509.19
k.	Increase in Total Receivables	1,646,254,446.82

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,577,803,576.23
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	226,275,795.78
p.	Decrease in Total Receivables	1,804,079,372.01

q.	EOP Aggregate Principal Receivables	10,876,179,166.46
r.	EOP Finance Charge Receivables	419,603,439.63
s.	EOP Total Receivables	11,295,782,606.09

t.	Excess Funding Account Balance	0.00
u.	Required Principal Balance	10,018,124,307.00
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	598,189,854.16
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	1,847,638,192.46

x.	Risk Retention - Dodd-Frank
	i. Required Seller's Interest (as of EOP)	466,541,843.00
	ii. Seller's Interest (as of EOP)	1,545,342,306.45

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	8,712,343,709.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	618,493,151.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	989,583,333.00
	iv.	As of Payment Date	8,341,253,527.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	586,602,515.00
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	100,684,932.00
	iv.	Reductions in Required Excess Collateral Amount	52,083,334.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	635,204,113.00

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	989,583,333.00
	iii.	Withdrawal for Principal Payment	989,583,333.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	10,402,394,500.00
	ii.	Beginning of Interest Period	9,298,946,224.00
	iii.	As of Payment Date	8,976,457,640.00

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	25.2361%
	ii.	Prior Monthly Period	25.5607%
	iii.	Two Months Prior Monthly Period	24.5492%
	iv.	Three-Month Average	25.1154%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	13.7992%
	ii.	Prior Monthly Period	13.1233%
	iii.	Two Months Prior Monthly Period	14.7429%
	iv.	Three-Month Average	13.8884%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.7112%
	ii.	Prior Monthly Period	5.8568%
	iii.	Two Months Prior Monthly Period	5.9403%
	iv.	Three Months Prior Monthly Period	5.9281%
	v.	Three-Month Average	5.8361%
	vi.	Four-Month Average	5.8591%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	6.0277%
	ii.	Prior Monthly Period	6.0648%
	iii.	Two Months Prior Monthly Period	6.1390%

iv.	Three Months Prior Monthly Period	6.1474%
v.	Three-Month Average	6.0772%
vi.	Four-Month Average	6.0947%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	4.8064%
	ii.	Prior Monthly Period	4.8995%
	iii.	Two Months Prior Monthly Period	4.9790%
	iv.	Three Months Prior Monthly Period	4.9382%
	v.	Three-Month Average	4.8950%
	vi.	Four-Month Average	4.9058%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	5.1229%
	ii.	Prior Monthly Period	5.1075%
	iii.	Two Months Prior Monthly Period	5.1778%
	iv.	Three Months Prior Monthly Period	5.1576%
	v.	Three-Month Average	5.1361%
	vi.	Four-Month Average	5.1414%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		15.3328%

h.	Default Amount for Defaulted Accounts		55,416,833.27

i.	Recovery Amount		8,318,408.20

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		47,098,425.07

k.	Number of Accounts Charged Off		26,484

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,778.37

m.	Collections
	i.	Total Trust Finance Charge Collections	223,695,052.26
	ii.	Total Trust Principal Collections	1,522,386,742.96
	iii.	Total Trust Collections	1,746,081,795.22

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	180,707	1.2986%	285,241,614.45	2.5252%
	ii.	30-59 Days Delinquent	45,100	0.3241%	98,143,839.75	0.8689%
	iii.	60-89 Days Delinquent	29,219	0.2100%	73,344,760.59	0.6493%
	iv.	90-119 Days Delinquent	22,900	0.1646%	62,603,585.57	0.5542%
	v.	120-149 Days Delinquent	18,878	0.1357%	55,812,407.28	0.4941%
	vi.	150-179 Days Delinquent	17,130	0.1231%	53,081,087.41	0.4699%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	313,934	2.2560%	628,227,295.05	5.5616%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	19.2952%
	ii.	Prior Monthly Period	19.4959%
	iii.	Two Months Prior Monthly Period	18.4102%
	iv.	Three-Month Average	19.0671%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	3.6392%
	ii.	Prior Monthly Period	3.6392%
	iii.	Two Months Prior Monthly Period	3.6392%
	iv.	Three-Month Average	3.6392%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	15.6560%
	ii.	Prior Monthly Period	15.8567%
	iii.	Two Months Prior Monthly Period	14.7710%
	iv.	Quarterly Excess Spread Percentage	15.4279%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	1,001.333333

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	1.333333

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	1,000.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	1,001.533333

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	1.533333

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	1,000.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	1,001.658333

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	1.658333

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	1,000.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.	1,001.991667

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.	1.991667

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.	1,000.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		750,000,000.00
b.	Class B Note Initial Principal Balance		72,916,666.00
c.	Class C Note Initial Principal Balance		62,500,000.00
d.	Class D Note Initial Principal Balance		104,166,667.00
e.	Initial Excess Collateral Amount (As of Payment Date)		52,083,334.00
f.	Initial Collateral Amount (As of Payment Date)		1,041,666,667.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	750,000,000.00
	ii.	Principal Payment	750,000,000.00
	iii.	As of Payment Date	0.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	72,916,666.00
	ii.	Principal Payment	72,916,666.00
	iii.	As of Payment Date	0.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	62,500,000.00
	ii.	Principal Payment	62,500,000.00
	iii.	As of Payment Date	0.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	104,166,667.00
	ii.	Principal Payment	104,166,667.00
	iii.	As of Payment Date	0.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	52,083,334.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	52,083,334.00
	iv.	As of Payment Date	0.00

l.	Collateral Amount
	i.	Beginning of Interest Period	1,041,666,667.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	52,083,334.00
	vi.	Principal Accumulation Account Deposit	989,583,333.00
	vii.	As of Payment Date	0.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	0.0000%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	0.00

m.	Required Excess Collateral Amount (As of Payment Date)		0.00

VII. Investor Charge-Offs and Reallocated Principal Collections

(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,041,666,667.00
b.	Allocation Percentage Numerator - for Principal Collections	1,041,666,667.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	11,032,464,805.05
	ii.	Number of Days at Balance	19
	iii.	Aggregate Principal Receivables Balance on Reset Date 1	10,870,806,508.20
	iv.	Number of Days at Balance	12
	v.	Average Principal Balance	10,969,887,399.82

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		10,018,124,307.00

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		10,018,124,307.00

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)		9.4962%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)		9.4962%

h.	Series Allocation Percentage		10.8907%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	223,695,052.26	21,222,340.34
b.	Recoveries	8,318,408.20	790,014.88
c.	Principal Collections	1,522,386,742.96	144,469,208.10
d.	Default Amount	55,416,833.27	5,263,036.27
e.	Dilution	85,200,752.29	8,090,805.81
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	88,110,372.65

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	21,222,340.34
	ii.	Excess Finance Charge Collections allocable to Series 2015-2	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	790,014.88
i.	Available Finance Charge Collections (Sum of h.i through h.vii)		22,012,355.22
j.	Total Collections (c.Series + i.)		166,481,563.32
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		1,422,954.78

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		22,012,355.22

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	38.12

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,736,111.11
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,736,111.11

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	1,000,000.00
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	111,805.55
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	103,645.83
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	207,465.28
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	5,263,036.27
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:

	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A

	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A

	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		13,590,253.06

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	13,590,253.06

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2015_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	120,148,318.71
b.	Finance Charge Shortfall for Series 2015-2	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2015-2	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			144,469,208.10
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			839,851,088.63
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			5,263,036.27
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			989,583,333.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	750,000,000.00
		b.	Principal paid to Class B Noteholders	72,916,666.00
		c.	Principal paid to Class C Noteholders	62,500,000.00
		d.	Principal paid to Class D Noteholders	104,166,667.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2015-2)		1,222,741,757.68
	vii.	Series Principal Shortfall		839,851,088.63
	viii.	Shared Principal Collections allocated to this Series from other Series		839,851,088.63

XIII. Series 2015-2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		1
b.	Controlled Accumulation Amount		989,583,333.00
c.	Controlled Deposit Amount		989,583,333.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	989,583,333.00
	iii.	Withdrawal for Principal Payment	989,583,333.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)	N/A
b.	Required Reserve Account Amount (Reduced to 0% due to the reduction of Controlled Accumulation Period to 1 month)	0.00
c.	Beginning Available Reserve Account Amount	0.00
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:		No
	i.	Free Equity Amount	1,847,638,192.46
	ii.	Minimum Free Equity Amount	598,189,854.16
	iii.	Excess Free Equity Amount	1,249,448,338.30

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:		No
	i.	Note Trust Principal Balance	10,876,179,166.46
	ii.	Required Principal Balance	10,018,124,307.00
	iii.	Excess Principal Balance	858,054,859.46

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:		No
	i.	Three month Average Portfolio Yield	19.0671%
	ii.	Three month Average Base Rate	3.6392%
	iii.	Three month Average Excess Spread	15.4279%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	04/16/2018
	ii.	Current Payment Date	04/16/2018

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 11th day of April 2018.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

*The amounts set forth for each of Number of Accounts Beginning and Number of Accounts Ending include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

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